Risk Management and Fair Value Measurements:	6 Months Ended
Jun. 30, 2022
Risk Management And Fair Value Measurements
Risk Management and Fair Value Measurements:

10. Risk Management and Fair Value Measurements:

The principal financial assets of the Company consist of cash and cash equivalents, trade accounts receivable due from charterers and amounts due from related parties. The principal financial liabilities of the Company consist of long-term bank loans, trade accounts payable and a Promissory Note.

Interest rate risk: The Company’s loan interest rates (except for the Promissory Note) are calculated at LIBOR plus a margin, as described in Note 7 above, hence, the Company is exposed to movements in LIBOR. In order to hedge its variable interest rate exposure, on January 19, 2018, the Company, via one of its vessel-owning subsidiaries, purchased an interest rate cap with one of its lenders for a notional amount of $10.0 million with a cap rate on LIBOR of 3.5%. The interest rate cap terminated on July 18, 2022. Similarly, on July 16, 2021, the same subsidiary purchased an additional interest rate cap for the amount of $9.6 million at a cap rate on LIBOR of 2% with a termination date of July 8, 2025.

Credit risk: Credit risk is minimized since trade accounts receivable from charterers are presented net of the expected credit losses. The Company places its cash and cash equivalents, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. On the balance sheet date there were no significant concentrations on credit risk. The maximum exposure to credit risk is represented by the carrying amount of each financial asset on the Consolidated Balance Sheets.

Currency risk: The Company’s transactions are denominated primarily in U.S. dollars; therefore, overall currency exchange risk is limited. Balances in foreign currency other than U.S. dollars are not considered significant.

Fair value: The Management has determined that the fair values of the assets and liabilities as of June 30, 2022, are as follows:

	Carrying	Fair
	Value	Value
Cash and cash equivalents (including restricted cash)	$6,241	$6,241
Trade accounts receivable	$5,265	$5,265
Trade accounts payable	$5,590	$5,590
Long-term debt with variable interest rates, net	$68,850	$68,850
Promissory note with non-variable interest rate*	$6,000	$5,971
Due to related parties	$5,659	$5,659

*	As at June 30, 2022, the carrying value and the theoretical fair value of the promissory note was $6,000 and $5,971, respectively.

The Company performs an impairment exercise whenever there are indicators of impairment. No impairment loss was recognized for the six months ended June 30, 2022. As of December 31, 2021 and June 30, 2022, the Company did not have any other assets or liabilities measured at fair value on a non- recurring basis.

Assets measured at fair value on a recurring basis: Interest rate cap

The Company’s interest rate cap does not qualify for hedge accounting. The Company adjusts its interest rate cap contract to fair market value at the end of every period and records the resulting gain or loss during the period in the Consolidated Statements of Comprehensive Income / (Loss). Information on the classification, the derivative fair value and the gain from financial derivative instruments included in the Consolidated Financial Statements is shown below:

	December 31,	June 30,
Consolidated Balance Sheets – Location	2021	2022
Financial derivative instrument – Other non-current assets	$74	$394

Consolidated Statements of Comprehensive Income / (Loss) – Location	Six months ended June 30,
	2021	2022
Financial derivative instrument – Fair value at the beginning of the period	$—	$74
Financial derivative instrument – Additions of the period	—	—
Financial derivative instrument – Fair value as at period end	—	394
Gain from financial derivative instrument	$—	$320

PYXIS TANKERS INC.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)

10. Risk Management and Fair Value Measurements: - Continued:

Assets measured at fair value on a recurring basis: Interest rate cap

The fair value of the Company’s interest rate cap agreement is determined based on market-based LIBOR rates. LIBOR rates are observable at commonly quoted intervals for the full term of the cap and therefore, are considered Level 2 items in accordance with the fair value hierarchy.

Assets measured at fair value on a non-recurring basis: Long lived assets held and used and held for sale

As of December 31, 2021 and June 30, 2022, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels held and used. This review indicated that such carrying amount was fully recoverable for the Company’s vessels held and used. No impairment loss was recognized for the three months ended June 30, 2021 and 2022.

As of December 31, 2021 and June 30, 2022, the Company did not have any other assets or liabilities measured at fair value on a non-recurring basis.